PREPAID COSTS AND EXPENSES (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets		$ 14,500	$ 585
Prepaid Insurance		87,212	85,713
Prepaid Inventory		8,215
Prepaid Expenses and Other Current Assets	$ 57,868	$ 109,927	$ 86,298